Derivatives - Analysis of cash flow reserve and foreign exchange reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives
Pre-tax cash flow hedge reserve	£ (2,005)	£ (2,629)
Pre-tax foreign exchange hedge reserve	(648)	(789)
Amount recognised in equity, cash flow hedges	(872)	187	£ (2,973)
Amount recognised in equity, foreign exchange hedge reserve	122	107	£ (266)
Amount transferred from equity to earnings, cash flow hedge reserve	1,494	1,021
Amount transferred from equity to earnings, foreign exchange hedge reserve	19	69
Interest rate risk
Derivatives
Continuing cash flow hedge reserve	(1,564)	(2,330)
De-designated cash flow hedge reserve	(437)	(304)
Amount recognised in equity, cash flow hedges	(931)	137
Interest rate risk | Net interest income
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	1,562	1,112
Interest rate risk | Non interest income
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve		(10)
Exchange rate risk
Derivatives
Continuing cash flow hedge reserve	(6)	1
Continuing foreign exchange hedge reserve	15	(18)
De-designated cash flow hedge reserve	2	4
De-designated foreign exchange hedge reserve	(663)	(771)
Amount recognised in equity, cash flow hedges	59	50
Amount recognised in equity, foreign exchange hedge reserve	122	107
Exchange rate risk | Net interest income
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	(73)	(74)
Exchange rate risk | Non interest income
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve		(9)
Amount transferred from equity to earnings, foreign exchange hedge reserve	19	69
Exchange rate risk | Operating expenses
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	£ 5	£ 2